Perpetual Securities - Additional Information (Detail)		12 Months Ended
	May 14, 2020 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Oct. 27, 2021 HKD ($)	Oct. 27, 2021 SGD ($)	Dec. 31, 2020 HKD ($)	May 14, 2020 USD ($)	May 14, 2020 HKD ($)	May 14, 2020 SGD ($)
Disclosure of classes of share capital [line items]
Exchange of Securities into aggregate amount of Senior perpetual capital securities						$ 382,082,113
Profit attributable to holders of Perpetual Securities		$ 122,971,145	$ 125,742,843
Cash paid to holders of preprtual securities		$ 123,620,489	$ 124,279,754
Perpetual Securities I [member]
Disclosure of classes of share capital [line items]
Debt securities issued							$ 200,000,000	$ 1,550,020,000
Shares Distribution rate							7.25%	7.25%	7.25%
Direct transaction costs attributable to the perpetual securities	$ 4,460,393
Exchange of Securities into aggregate amount of Senior perpetual capital securities							$ 38,920,000	$ 301,633,892
First reset date of perpetual securities issued		May 14, 2023
Initial spread		7.011%
Step up margin to the distribution rate		5.00%
Perpetual Securities II [member]
Disclosure of classes of share capital [line items]
Debt securities issued								$ 272,890,845	$ 50,000,000
Shares Distribution rate							4.50%	4.50%	4.50%
Direct transaction costs attributable to the perpetual securities	$ 4,460,393
Exchange of Securities into aggregate amount of Senior perpetual capital securities								$ 80,448,221	$ 14,740,000
Optional dedemption date		May 14, 2025
Debt securities redeemed face amount				$ 65,104,192	$ 11,188,000
Percentage of debt securities ,redemption price				75.00%	75.00%
Gain loss on debt securities				$ 15,949,627